Financial Instruments - Disclosure of financial commitments by maturity (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	$ 5,766,379	$ 0
Accounts payable and accrued liabilities	1,734,225	1,294,056
Lease liabilities	120,609	$ 266,042
Liquidity risk [Member] | Less than 3 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	5,766,379
Accounts payable and accrued liabilities	1,734,225
Lease liabilities	30,605
Other liabilities	2,142
Total financial liabilities	7,533,351
Liquidity risk [Member] | 3 to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Lease liabilities	91,815
Other liabilities	6,425
Total financial liabilities	98,240
Liquidity risk [Member] | One to five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Line of credit	0
Accounts payable and accrued liabilities	0
Lease liabilities	0
Other liabilities	34,265
Total financial liabilities	$ 34,265